Share Capital (Schedule of Number and Weighted Average Exercise Prices of Option) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Weighted Average Exercise Price
Outstanding at the beginning	$ 0.14
Forfeited	0.17
Granted	0.03
Outstanding at the end	$ 0.13
Number of options
Outstanding at the beginning	31,492,720
Forfeited	(1,418,880)
Granted	1,930,960
Outstanding at the end	32,004,800
Weighted Average Remaining Contractual Life in Years
Outstanding	6 years 1 month 20 days	6 years 8 months 15 days
Granted	9 years 9 months 14 days